Other equity instruments (Changes of other equity instruments) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	¥ 25,127,821
Amount, Issuance	25,457,450
Cumulative distributions, Accrued distribution	1,770,469	¥ 685,922	¥ 342,349
Cumulative distributions, Distribution payment	(1,436,117)	(617,662)	¥ (333,503)
Redemption value	(2,500,000)
Redemption difference	156
Amount, at the end of period	¥ 48,419,779	¥ 25,127,821
Bond A [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,533,780
Amount, Issuance	(131)
Cumulative distributions, Accrued distribution	92,445
Cumulative distributions, Distribution payment	(126,250)
Redemption value	(2,500,000)
Redemption difference	¥ 156
Number, at the end of period		25,000,000
Amount, at the end of period		¥ 2,533,780
Bond B [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,534,583
Cumulative distributions, Accrued distribution	129,345
Cumulative distributions, Distribution payment	¥ (129,250)
Number, at the end of period	25,000,000	25,000,000
Amount, at the end of period	¥ 2,534,678	¥ 2,534,583
Yingda Insurance Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	3,288,808
Cumulative distributions, Accrued distribution	193,254
Cumulative distributions, Distribution payment	(193,254)
Amount, at the end of period	3,288,808	3,288,808
Yingda Insurance Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	828,463
Cumulative distributions, Accrued distribution	48,681
Cumulative distributions, Distribution payment	(48,681)
Amount, at the end of period	828,463	828,463
Yingda Insurance Financing Plan (3rd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	891,575
Cumulative distributions, Accrued distribution	52,390
Cumulative distributions, Distribution payment	(52,390)
Amount, at the end of period	891,575	891,575
China Life Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	2,073,484
Cumulative distributions, Accrued distribution	106,277
Cumulative distributions, Distribution payment	(106,277)
Amount, at the end of period	2,073,484	2,073,484
PICC Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	930,922
Cumulative distributions, Accrued distribution	48,221
Cumulative distributions, Distribution payment	(48,221)
Amount, at the end of period	¥ 930,922	¥ 930,922
2019 medium-term notes (2nd) [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	20,000,000
Amount, at the beginning of period	¥ 2,011,533
Cumulative distributions, Accrued distribution	81,646
Cumulative distributions, Distribution payment	¥ (81,600)
Number, at the end of period	20,000,000	20,000,000
Amount, at the end of period	¥ 2,011,579	¥ 2,011,533
2019 medium-term notes (3rd) [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	20,000,000
Amount, at the beginning of period	¥ 2,011,271
Cumulative distributions, Accrued distribution	81,041
Cumulative distributions, Distribution payment	¥ (81,000)
Number, at the end of period	20,000,000	20,000,000
Amount, at the end of period	¥ 2,011,312	¥ 2,011,271
China Life Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	2,263,804
Cumulative distributions, Accrued distribution	116,032
Cumulative distributions, Distribution payment	(116,032)
Amount, at the end of period	2,263,804	2,263,804
PICC Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	1,741,726
Cumulative distributions, Accrued distribution	90,219
Cumulative distributions, Distribution payment	(90,219)
Amount, at the end of period	¥ 1,741,726	¥ 1,741,726
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,511,441
Cumulative distributions, Accrued distribution	103,794
Cumulative distributions, Distribution payment	¥ (103,750)
Number, at the end of period	25,000,000	25,000,000
Amount, at the end of period	¥ 2,511,485	¥ 2,511,441
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	15,000,000
Amount, at the beginning of period	¥ 1,506,431
Cumulative distributions, Accrued distribution	67,979
Cumulative distributions, Distribution payment	¥ (67,950)
Number, at the end of period	15,000,000	15,000,000
Amount, at the end of period	¥ 1,506,460	¥ 1,506,431
Bond C
Disclosure of information about other equity instruments [line items]
Number, Issuance	20,000,000
Amount, Issuance	¥ 1,999,980
Cumulative distributions, Accrued distribution	¥ 55,711
Number, at the end of period	20,000,000
Amount, at the end of period	¥ 2,055,691
Bond D
Disclosure of information about other equity instruments [line items]
Number, Issuance	10,000,000
Amount, Issuance	¥ 999,990
Cumulative distributions, Accrued distribution	¥ 29,956
Number, at the end of period	10,000,000
Amount, at the end of period	¥ 1,029,946
2020 medium-term notes (1st)
Disclosure of information about other equity instruments [line items]
Number, Issuance	30,000,000
Amount, Issuance	¥ 2,981,135
Cumulative distributions, Accrued distribution	¥ 68,741
Number, at the end of period	30,000,000
Amount, at the end of period	¥ 3,049,876
China Life Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Amount, Issuance	3,570,000
Cumulative distributions, Accrued distribution	120,587
Cumulative distributions, Distribution payment	(114,934)
Amount, at the end of period	3,575,653
PICC Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Amount, Issuance	930,000
Cumulative distributions, Accrued distribution	31,168
Cumulative distributions, Distribution payment	(30,309)
Amount, at the end of period	¥ 930,859
Bond E
Disclosure of information about other equity instruments [line items]
Number, Issuance	25,000,000
Amount, Issuance	¥ 2,499,975
Cumulative distributions, Accrued distribution	¥ 53,546
Number, at the end of period	25,000,000
Amount, at the end of period	¥ 2,553,521
2020 medium-term notes (2nd)
Disclosure of information about other equity instruments [line items]
Number, Issuance	35,000,000
Amount, Issuance	¥ 3,484,124
Cumulative distributions, Accrued distribution	¥ 67,660
Number, at the end of period	35,000,000
Amount, at the end of period	¥ 3,551,784
2020 medium-term notes (3rd)
Disclosure of information about other equity instruments [line items]
Number, Issuance	20,000,000
Amount, Issuance	¥ 1,995,313
Cumulative distributions, Accrued distribution	¥ 29,515
Number, at the end of period	20,000,000
Amount, at the end of period	¥ 2,024,828
PICC Financing Plan (4th)
Disclosure of information about other equity instruments [line items]
Amount, Issuance	3,000,000
Cumulative distributions, Accrued distribution	48,683
Cumulative distributions, Distribution payment	(46,000)
Amount, at the end of period	¥ 3,002,683
Bond F
Disclosure of information about other equity instruments [line items]
Number, Issuance	30,000,000
Amount, Issuance	¥ 2,999,970
Cumulative distributions, Accrued distribution	¥ 40,680
Number, at the end of period	30,000,000
Amount, at the end of period	¥ 3,040,650
2020 medium-term notes (4th)
Disclosure of information about other equity instruments [line items]
Number, Issuance	10,000,000
Amount, Issuance	¥ 997,094
Cumulative distributions, Accrued distribution	¥ 12,898
Number, at the end of period	10,000,000
Amount, at the end of period	¥ 1,009,992